Computer Software, net	12 Months Ended
Dec. 31, 2011
Computer Software, net
NOTE 8	Computer Software, net

Computer software at December 31 is summarized as follows:

(in thousands)	2011	2010
Licensed computer software	$423,100	403,115
Software development costs	283,452	265,029
Acquisition technology intangibles	76,055	75,891

Total computer software	782,607	744,035

Less accumulated amortization:
Licensed computer software	309,571	275,145
Software development costs	208,781	183,853
Acquisition technology intangibles	49,011	38,613

Total accumulated amortization	567,363	497,611

Computer software, net	$215,244	246,424

TSYS acquired 51% ownership in TMS in April 2010. TSYS acquired the remaining 49% interest in TMS in January 2011. The Company allocated approximately $20.3 million to acquisition technology intangibles during 2010. Refer to Note 24 for more information on TMS.

Amortization expense related to licensed computer software costs was $37.1 million, $33.4 million and $31.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense includes amounts for computer software acquired under capital lease. Amortization of software development costs was $24.4 million, $23.1 million and $20.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization expense related to acquisition technology intangibles was $10.3 million for 2011, $9.9 million for 2010 and $6.9 million for 2009.

During the year ended December 31, 2011, the Company recognized an impairment loss of $960,000 related to the Japan Retail Gift program.

The weighted average useful life for each component of computer software, and in total, at December 31, 2011, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.6
Software development costs	6.0
Acquisition technology intangibles	6.9

Total	5.9

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2011 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2012	$38,573	38,456	9,319
2013	30,891	14,968	7,665
2014	22,125	11,135	5,873
2015	15,287	7,302	2,828
2016	6,349	1,892	1,359